GMO International Opportunistic Value Fund Average Annual Total Returns			12 Months Ended	15 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended	317 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			5.25%			5.90%	4.59%	5.85%
Performance Inception Date		Jul. 29, 1998
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.61%			4.20%	3.37%	5.02%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.29%			4.50%	3.58%	4.96%
Class III | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.65%			5.50%	4.54%	4.89%
Class III | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.70%			5.10%	5.26%	4.63%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent			5.37%	9.48%
Performance Inception Date		Sep. 25, 2023
Class IV | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.65%	11.73%
Class IV | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.70%	11.76%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.10%		8.46%
Performance Inception Date		Aug. 14, 2023
Class I | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.65%		10.69%
Class I | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.70%		8.40%

[1]	Index performance from inception is presented beginning on July 31, 1998 due to the unavailability of daily index returns prior to 2001. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.